Commitments and Contingencies - Schedule of Rent Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Straight-line rent expense	$ 83	$ 83	$ 249	$ 216	$ 299	$ 253
Contingent rent expense	77	83	232	191	266	250
Rent expense allocated to AuraSense, LLC					0	(17)
Total rent expense	$ 160	$ 166	$ 481	$ 407	$ 565	$ 486